Subordinated liabilities - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	£ 4,465	£ 9,808
Redemption of subordinated debt	6,239	£ 5,665
Barclays Bank PLC loans issued intra-group Barclays PLC | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	4,215
Redemption of subordinated debt	4,219
6.174% Fixed Rate Resetting Subordinated Callable Notes (GBP) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	£ 250
Interest rate	6.174%
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	1.125%
Redemption of subordinated debt	£ 862
5.200% Fixed Rate Resetting Subordinated Callable Notes (USD) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	5.20%
Redemption of subordinated debt	£ 1,003
Floating Rate Notes (ZAR) | Floating interest rate | Barclays Bank PLC Subsidiary
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 155